Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 4.6%
Entertainment 1.4%
Walt Disney Co. (The)(a)	211,842	29,056,249
Interactive Media & Services 0.8%
Alphabet, Inc., Class C(a)	6,448	18,009,200
Media 2.4%
Comcast Corp., Class A	641,320	30,026,602
News Corp., Class A	1,009,460	22,359,539
Total		52,386,141
Total Communication Services		99,451,590
Consumer Discretionary 3.0%
Auto Components 0.6%
Magna International, Inc.	199,373	12,821,678
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.(a)	332,802	12,936,014
Multiline Retail 0.5%
Kohl’s Corp.	190,176	11,498,041
Specialty Retail 1.3%
TJX Companies, Inc. (The)	474,737	28,759,567
Total Consumer Discretionary		66,015,300
Consumer Staples 7.5%
Beverages 0.9%
Coca-Cola Co. (The)	319,710	19,822,020
Food & Staples Retailing 1.5%
Walmart, Inc.	223,221	33,242,071
Food Products 2.8%
Bunge Ltd.	125,463	13,902,555
ConAgra Foods, Inc.	752,586	25,264,312
Tyson Foods, Inc., Class A	239,829	21,495,873
Total		60,662,740
Household Products 1.2%
Kimberly-Clark Corp.	202,278	24,912,559
Tobacco 1.1%
Philip Morris International, Inc.	253,791	23,841,127
Total Consumer Staples		162,480,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.9%
Oil, Gas & Consumable Fuels 6.9%
ConocoPhillips Co.	375,893	37,589,300
Exxon Mobil Corp.	387,355	31,991,649
TC Energy Corp.	434,852	24,534,350
TotalEnergies SE, ADR	1,114,692	56,336,534
Total		150,451,833
Total Energy		150,451,833
Financials 18.8%
Banks 7.2%
Bank of America Corp.	788,970	32,521,343
Citigroup, Inc.	315,900	16,869,060
Fifth Third Bancorp	418,018	17,991,495
Huntington Bancshares, Inc.	1,419,385	20,751,409
Wells Fargo & Co.	1,391,230	67,419,006
Total		155,552,313
Capital Markets 3.3%
Charles Schwab Corp. (The)	429,633	36,222,358
Goldman Sachs Group, Inc. (The)	68,591	22,641,889
Morgan Stanley	135,536	11,845,847
Total		70,710,094
Diversified Financial Services 1.1%
Equitable Holdings, Inc.	782,540	24,188,311
Insurance 7.2%
American International Group, Inc.	1,074,784	67,464,192
Chubb Ltd.	238,404	50,994,616
Marsh & McLennan Companies, Inc.	70,799	12,065,565
MetLife, Inc.	370,926	26,068,679
Total		156,593,052
Total Financials		407,043,770
Health Care 18.1%
Biotechnology 1.8%
AbbVie, Inc.	245,374	39,777,579
CTIVP® – T. Rowe Price Large Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.8%
Becton Dickinson and Co.(a)	164,703	41,176,573
Embecta Corp.(a)	32,424	1,080,679
Hologic, Inc.(a)	226,600	17,407,412
Medtronic PLC	303,599	33,684,309
Zimmer Biomet Holdings, Inc.	255,123	32,630,232
Total		125,979,205
Health Care Providers & Services 4.6%
Anthem, Inc.	90,216	44,315,903
Cigna Corp.	144,270	34,568,535
CVS Health Corp.	192,871	19,520,474
Total		98,404,912
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	29,638	17,505,685
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co.	77,000	5,623,310
Elanco Animal Health, Inc.(a)	414,239	10,807,496
Johnson & Johnson	243,863	43,219,839
Merck & Co., Inc.	334,584	27,452,617
Pfizer, Inc.	447,343	23,158,947
Total		110,262,209
Total Health Care		391,929,590
Industrials 11.9%
Aerospace & Defense 1.4%
Boeing Co. (The)(a)	60,398	11,566,217
L3Harris Technologies, Inc.	73,000	18,138,310
Total		29,704,527
Air Freight & Logistics 2.8%
United Parcel Service, Inc., Class B	283,552	60,810,562
Airlines 0.7%
Southwest Airlines Co.(a)	327,775	15,012,095
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	261,589	15,412,824
Industrial Conglomerates 4.2%
General Electric Co.	785,903	71,910,124
Siemens AG, ADR	275,872	19,123,447
Total		91,033,571
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.0%
Cummins, Inc.	119,003	24,408,705
Illinois Tool Works, Inc.	89,398	18,719,941
Total		43,128,646
Professional Services 0.1%
Nielsen Holdings PLC	95,949	2,613,651
Total Industrials		257,715,876
Information Technology 10.2%
Communications Equipment 0.9%
Cisco Systems, Inc.	332,515	18,541,036
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	112,775	14,771,269
IT Services 1.5%
Fiserv, Inc.(a)	328,719	33,332,107
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials, Inc.	83,130	10,956,534
NXP Semiconductors NV	41,871	7,749,485
QUALCOMM, Inc.	268,423	41,020,403
Texas Instruments, Inc.	149,790	27,483,469
Total		87,209,891
Software 3.1%
Citrix Systems, Inc.	165,447	16,693,602
Microsoft Corp.	164,895	50,838,778
Total		67,532,380
Total Information Technology		221,386,683
Materials 4.9%
Chemicals 2.8%
CF Industries Holdings, Inc.	274,429	28,282,653
International Flavors & Fragrances, Inc.	233,971	30,727,411
RPM International, Inc.	25,949	2,113,286
Total		61,123,350
Containers & Packaging 2.1%
International Paper Co.	974,459	44,971,283
Total Materials		106,094,633

2	CTIVP® – T. Rowe Price Large Cap Value Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 3.9%
AvalonBay Communities, Inc.	88,366	21,947,464
Equinix, Inc.	9,000	6,674,580
Welltower, Inc.	164,751	15,839,161
Weyerhaeuser Co.	1,029,259	39,008,916
Total		83,470,121
Total Real Estate		83,470,121
Utilities 7.8%
Electric Utilities 4.8%
Entergy Corp.	136,670	15,956,222
NextEra Energy, Inc.	297,901	25,235,194
Southern Co. (The)	853,830	61,911,213
Total		103,102,629
Multi-Utilities 3.0%
Ameren Corp.	238,424	22,354,634
Sempra Energy	258,529	43,463,896
Total		65,818,530
Total Utilities		168,921,159
Total Common Stocks (Cost $1,699,398,699)		2,114,961,072
Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	89,331	4,718,463
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	10,173	417,297
Total Health Care			5,135,760
Utilities 0.4%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	139,371	7,624,988
Total Utilities			7,624,988
Total Convertible Preferred Stocks (Cost $12,093,859)			12,760,748

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	35,707,557	35,693,274
Total Money Market Funds (Cost $35,695,112)		35,693,274
Total Investments in Securities (Cost: $1,747,187,670)		2,163,415,094
Other Assets & Liabilities, Net		4,526,301
Net Assets		2,167,941,395

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	35,772,647	85,845,805	(85,925,630)	452	35,693,274	(6,808)	12,370	35,707,557
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – T. Rowe Price Large Cap Value Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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